January 12, 2026

VIA ELECTRONIC EDGAR FILING

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Pre-IPO and Growth Fund

Ladies and Gentlemen:

On behalf of The Pre-IPO and Growth Fund (the "Registrant"), we hereby electronically file, pursuant to the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933, as amended (the "1933 Act"), the Registrant's Registration Statement in a pre-effective amendment to Form N-2 under the 1940 Act and 1933 Act. The purpose of this amendment is primarily to complete certain information and address comments from the Securities and Exchange Commission staff.

If you have any questions concerning this filing, please contact the undersigned at (202) 973-2708 or JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ Matthew Williams
Matthew Williams
Counsel
Thompson Hine LLP